Restructuring and Related Activities	3 Months Ended
Jun. 30, 2025
Restructuring and Related Activities [Abstract]
Restructuring and Related Activities Disclosure
Note 14. Restructuring costs
In August 2024, the Company announced cost savings initiatives (the “2024 Restructuring Plan”) that includes a global workforce reduction. As a result of this restructuring plan, the Company expected $40 million of aggregate annualized cost savings. The Company substantially completed the implementation of this initiative by the end of 2024.
During the six months ended June 30, 2025 the Company recorded the following activity related to the 2024 Restructuring Plan in accrued expenses and other current liabilities on the balance sheet (in thousands):

Six Months Ended June 30, 2025
(U.S. $ in thousands)
Accrued expenses and other current liabilities as of January 1, 2025	$3,859
Restructuring charges and exchange rate impact	1,325
Cash payments	(1,563)
Accrued expenses and other current liabilities as of June 30, 2025	$3,621